Property and equipment - Summary of Depreciation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 9,277	$ 5,824	$ 5,595
Cost of revenue [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	6,247	5,198	5,018
Research and development expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	529	300	331
General and administrative expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	2,492	317	245
Sales and marketing expenses [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 9	$ 9	$ 1